Taxes on Income (Details 3) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Taxes on Income [Abstract]
Long-term tax assets	$ 2,990	$ 3,548
Long-term tax liabilities	(11,331)	(12,494)
Net deferred tax liabilities	$ (8,341)	$ (8,946)